Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and accrued revenues
Interest income accrued	kr 1,958	kr 2,747
Prepaid expenses and other accrued revenues	29	0
Total	kr 1,987	kr 2,747